Summary of significant accounting policies	6 Months Ended
Mar. 31, 2023
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the fiscal years ended September 30, 2022 and 2021. Operating results for the six months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending September 30, 2023.

The unaudited condensed consolidated financial statements of the Company reflect the principal activities of the Company’s main operation subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Consolidation of variable interest entities

In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company determined that Nongyuan Network is a VIE because the Company is the primary beneficiary of risks and rewards of this VIE. The condensed consolidating table below disaggregated the Condensed Consolidated Balance Sheets of the Company into into FAMI, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated as of March 31, 2023 and September 30, 2022.

	As of March 31, 2023 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$139,689,717	$127,854,855	-	$143,744,535	-
Current assets excluding intercompany receivables	138,450,476	831,079	17,098,150	183,842	156,563,547
Current assets	278,140,193	128,685,934	17,098,150	143,928,377	156,563,547
Investment in subsidiaries	-	40,065,205	-	-	-
Non-current assets excluding investment in subsidiaries	10,783,715	8,788	7,194,405	-	17,986,908
Non-current assets	10,783,715	40,073,993	7,194,405	-	17,986,908
Total assets	288,923,908	168,759,927	24,292,555	143,928,377	174,550,455
Intercompany payables	271,599,390	120,627,140	19,061,875	702	-
Current liabilities excluding intercompany payables	887,077	549,371	3,850,837	6,571,075	11,858,360
Current liabilities	272,486,467	121,176,511	22,912,712	6,571,777	11,858,360
Non-current liabilities	549,078	151,707	-	-	700,785
Total liabilities	273,035,545	121,328,218	22,912,712	6,571,777	12,559,145
Total shareholders' equity (net assets)	$15,888,363	$47,431,709	$1,379,843	$137,356,600	$161,991,310

	As of September 30, 2022
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$163,676,919	$114,994,912	-	$140,445,311	-
Current assets excluding intercompany receivables	91,926,232	33,986	57,133,125	4,161,037	153,254,380
Current assets	255,603,151	115,028,898	57,133,125	144,606,348	153,254,380
Investment in subsidiaries	-	40,424,517	-	-	-
Non-current assets excluding investment in subsidiaries	10,500,217	8,484	19,772	-	10,528,473
Non-current assets	10,500,217	40,433,001	19,772	-	10,528,473
Total assets	266,103,368	155,461,899	57,152,897	144,606,348	163,782,853
Intercompany payables	255,440,223	109,255,668	54,420,549	702	-
Current liabilities excluding intercompany payables	590,393	226,814	1,789,357	5,682,757	8,289,321
Current liabilities	256,030,616	109,482,482	56,209,906	5,683,459	8,289,321
Non-current liabilities	657,734	151,707	-	-	809,441
Total liabilities	256,688,350	109,634,189	56,209,906	5,683,459	9,098,762
Total shareholders' equity (net assets)	$9,415,018	$45,827,710	$942,991	$138,922,889	$154,684,091

The condensed consolidating table below disaggregated the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Company into FAMI, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated for the six months ended March 31, 2023 and 2022.

	For the six months ended March 31, 2023 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$38,044,279	$10,588,053	$11,914,942	-	$60,547,274
Cost of revenues	(35,945,422)	(10,580,039)	(11,852,361)	-	(58,377,822)
Gross profit	2,098,857	8,014	62,581	-	2,169,452
Operating expenses	(459,615)	(32,297)	(287,996)	(737,281)	(1,517,189)
Income (loss) from operations	1,639,242	(24,283)	(225,415)	(737,281)	652,263
Other income (expenses)	1,519,485	(12,064)	624,292	(829,008)	1,302,705
Income (loss) before income taxes	3,158,727	(36,347)	398,877	(1,566,289)	1,954,968
Provision for income taxes	(373,292)	-	(1,817)	-	(375,109)
Net income (loss)	$2,785,435	$(36,347)	$397,060	$(1,566,289)	$1,579,859

	For the six months ended March 31, 2022 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$31,295,055	$1,635,180	$9,205,480	$—	$42,135,715
Cost of revenues	(28,722,969)	(1,593,024)	(8,832,012)	—	(39,148,005)
Gross profit	2,572,086	42,156	373,468	—	2,987,710
Operating expenses	(463,455)	(95,927)	(513,142)	(2,529,882)	(3,602,405)
Income (loss) from operations	2,108,631	(53,771)	(139,674)	(2,529,882)	(614,695)
Other expenses	52,050	42,526	(61,369)	(1,860)	31,347
Income (loss) before income taxes	2,160,681	(11,245)	(201,043)	(2,531,742)	(583,348)
Provision for income taxes	(3,590)	—	—	—	(3,590)
Net income (loss)	$2,157,091	$(11,245)	$(201,043)	$(2,531,742)	$(586,939)

The condensed consolidating table below disaggregated the Consolidated Statements of Cash Flows of the Company into FAMI, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated for the six months ended March 31, 2023 and 2022.

	For the six months ended March 31, 2023 (unaudited)
		WFOE
	Other	that is the
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities	$30,419,620	$(345,212)	$(37,321,430)	$(4,057,095)	$(11,304,117)
Net cash provided by (used in) investing activities	(382)	-	36,326,659	-	36,326,277
Net cash provided by (used in) financing activities	(4,485)	331,693	1,004,045	-	1,331,253
Effect of exchange rate changes on cash	1,843,401	(2,514)	(3,640)	-	1,837,247
Net (decrease) increase in cash and restricted cash	32,258,154	(16,033)	5,634	(4,057,095)	28,190,660
Cash, beginning of period	183,030	37,393	61,196	4,057,179	41,166,331
Cash, end of period	$32,441,184	$21,360	$66,830	$84	$69,356,991

		For the six months ended March 31, 2022
	Other	WFOE
	that is the	VIE
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities from
continuing operations	$(44,026,361)	$9,735,052	$47,125,836	$(6,460,183)	$6,374,344
Net cash (used in) provided by investing activities from
continuing operations	(8,389,513)	2,830,945	(47,365,507)	—	(52,924,075)
Net cash provided by financing activities from
continuing operations	(49,881)	—	—	5,945,400	5,895,519
Effect of exchange rate changes on cash and restricted
cash	(3,381,344)	39,573	6,410	—	(3,335,361)
Net increase (decrease) in cash and restricted cash	(55,847,099)	12,605,570	(233,261)	(514,783)	(43,989,573)
Cash and restricted cash from continuing operations,
beginning of year	183,030	116,447	434,135	522,915	59,262,514
Cash and restricted cash from continuing operations, end
of year	$(55,664,069)	$12,722,017	$200,874	$8,132	$15,272,941

Cash is transferred within the Company through the banking system in PRC. Under the VIE agreements, the Company intends to distribute 95% of VIE’s earnings after eliminating VIE’s accumulated losses and making appropriation of VIE’s after-tax net income into the statutory surplus reserve based on at least 10% of the after-tax net income determined in accordance with generally accepted accounting principles of the PRC. When there are retained earnings available for distribution, the distribution of VIE’s earnings will be through payment of service fees to Farmmi Agricultural, such service fee is subject to 6% value-added sales tax, other taxes of 12% which calculation is based on 6% value-added taxes and Farmmi Agricultural is subject to corporate income tax up to 25% for its net income. Under the VIE agreements, when there is a change of shareholder in VIE, amount owed by VIE to the Company should be first settled. The condensed consolidating table below quantified the transfer between FAMI, its subsidiaries, VIE and its subsidiaries, WFOE that is the primary beneficiary of the VIE and the investors for the six months ended March 31, 2023 and 2022. These transfers were mainly for the purpose of providing working capital between FAMI, its subsidiaries, VIE and its subsidiaries and WFOE that is the primary beneficiary of the VIE.

	Transfer to
	Holding		Consolidated	Other
Transfer from	Company	WFOE	VIE	subsidiaries	Investors
Holding company	-	$291,223	-	-	-
WFOE	-	-	$418,780	$7,578,036	-
Consolidated VIE	-	$5,782,726	-	$212	-
Other subsidiaries	-	$1,724,246	$71,771	-	-

Use of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include allowance for doubtful accounts and advances to suppliers, the valuation of inventories, the useful lives of property, plant and equipment, the valuation of beneficial conversion feature of the convertible notes, valuation of the warrants and the valuation of deferred tax assets. Actual results could differ from those estimates.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. All cash balances are in bank accounts in PRC. Cash maintained in banks within the People’s Republic of China of less than RMB0.5 million ($72,806) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China.

Restricted cash

The Company adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows: Restricted Cash on October 1, 2018. This ASU applies to all entities that have restricted cash or restricted cash equivalents to be presented in the statement of cash flows under ASC Topic 230. As of March 31, 2023 and September 30, 2022, the Company had restricted cash of nil and nil, respectively.

Short-term deposit

Short-term deposit relates to fixed terms cash deposits with financial institutions with original maturities of more than three months and less than a year. As of March 31, 2023 and September 30, 2022, the Company had short-term deposit of nil and $35,144,444 earning interest at nil and 2.05% per annum with one year maturity on October 15, 2022, respectively.

Short-term investments

The Company accounts for all investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities. The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. All investments with original maturities of greater than three months not exceeding twelve months are classified as short-term investments, while those of more than twelve months are classified as long-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Accounts receivable, net

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supplies and favorable purchase prices for premium quality. These advances are directly related to the purchases of raw materials used to fulfill sales orders. The Company is required from time to time to make cash advances when placing its purchase orders. These advances are settled upon suppliers delivering raw materials to the Company when the transfer of ownership occurs. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

Inventory, net

The Company values its inventories at the lower of cost, determined on a weighted average basis, or net realizable value. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.

Long-term investments

The Company’s long-term investments consist of equity securities without readily determinable fair value.

The Company adopted ASC Topic 321, Investments-Equity Securities (“ASC 321”) from September 1, 2018. Pursuant to ASC 321, for equity securities measured at fair value with changes in fair value record in earnings, the Company does not assess whether those investments are impaired. For those equity securities that the Company selects to use the measurement alternative, the Company uses the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

As of March 31, 2023 and September 30, 2022, the Company evaluated its investments, taking into consideration, including, but not limited to, the duration, degree and causes of the decline in financial results, its intent and ability to hold the investment and the invested companies' financial performance and near-term prospects. Based on the evaluation, the company’s long-term investment is not impaired.

The Company invests from time to time in equity securities of private companies. If the Company determines that the Company has control over these companies, the Company includes them in the consolidated financial statements. If the Company determines that the Company does not have control over these companies, the Company then determines if the Company has an ability to exercise significant influence via voting interests, board representation or other business relationships.

The Company accounts for the investments where the Company exercises significant influence using either an equity method of accounting or at fair value by electing the fair value option under Accounting Standards Codification (“ASC”) Topic 825, Financial Instruments. If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, the Company applies it to all its financial interests in the same entity (equity and debt, including guarantees) that are eligible items. All gains and losses from fair value changes, unrealized and realized, are presented as changes in fair values of equity and long-term investments, net on the consolidated statements of income.

If the Company concludes that it does not have an ability to exercise significant influence over an investee, the Company may elect to account for the security without a readily determinable fair value using the measurement alternative under ASC Topic 312, Investments – Equity Securities. This measurement alternative allows the Company to measure the equity investment at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Company’s long-term investments are equity method investments. Investee companies over which the Company has the ability to exercise significant influence but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Company initially records its investment at cost and subsequently recognizes the Company’s proportionate share of each equity investee’s net income or loss after the date of investment into net loss and accordingly adjusts the carrying amount of the investment. The Company reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment has occurred. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An Impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of March 31, 2023 and September 30, 2022, the Company had no impairment for long-term investments.

Biological assets

Biological assets mainly consist of bamboo forests managed for future bamboo harvest and sales, of which the Company owned 82 forest right certificates with expiry dates ranging from December 30, 2026 to December 9, 2070 and with an area of 9.6 km2. The forest types are mixed mature forests which can be harvested for commercial purposes. The forests mainly consist of bamboo, fir trees and other trees. Biological assets are initially measured at cost and subsequently amortized on a straight-line basis over its estimated useful lives.

Amortization expenses were $109,570 and nil for the six months ended March 31, 2023 and 2022, respectively.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Forestry	fair value
Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred.

Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Intangible assets, net

Intangible assets consist primarily of purchased software. Intangible assets are stated at cost less accumulated amortization, which are amortized using the straight-line method with the estimated useful lives of three years.

Amortization expenses were $6,885 and $17,965 for the six months ended March 31, 2023 and 2022, respectively.

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the six months ended March 31, 2023 and 2022.

Revenue recognition

The Company follows ASU 2014-09 Revenue from Contracts with Customers (“ASC Topic 606”). In accordance with ASC 606, to determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract (s) with the customer, (ii)  identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. All of the Company’s contracts have a single performance obligation satisfied at a point in time and the transaction price is stated in the contract, usually as a price per ton.

The Company’s contract liabilities primarily include advance from customers. As of March 31, 2023 and September 30, 2022, the contract liabilities are $479,490 and $637,165, respectively, and included in other current liabilities on the consolidated balance sheets. For the six months ended March 31, 2023 and 2022, there was no revenue recognized from performance obligations related to prior periods.

Cost of revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead.

Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The component of basic and diluted EPS were as follows:

Six months ended March 31,	2023	2022
Net income (loss) available for ordinary shareholders (A)	$1,579,859	$(586,939)

Weighted average outstanding ordinary shares (B)
- basic	23,906,985	22,583,259
- diluted	38,029,792	22,583,259

Earnings (loss) per ordinary share - basic (A/B)	$0.07	$(0.03)

Earnings (loss) per ordinary share - diluted (A/B)	$0.04	$(0.03)

Fair value of financial instruments

The FASB ASC Topic 820, Fair Value Measurements, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3 — Inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term deposit, short-term investments, notes receivable, accounts receivable, advances to suppliers, other current assets, short-term bank loans accounts payable, due to related parties, operating lease liabilities –current and other current liabilities, approximate their recorded values due to their short-term in nature. The fair value of longer term operating lease liabilities approximate their recorded values as their stated interest rates approximate the rates currently available.

Beneficial conversion feature

The Company evaluates the conversion feature to determine whether it was beneficial as described in ASC 470-20. The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible notes payable and may not be settled in cash upon conversion, is treated as a discount to the convertible notes payable. This discount is amortized over the period from the date of issuance to the date the notes is due using the effective interest method. If the notes payable is retired prior to the end of their contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the shares of common stock at the commitment date to be received upon conversion.

Debt issuance costs and debt discounts

The Company may record debt issuance costs and/or debt discounts in connection with raising funds through the issuance of debt. These costs may be paid in the form of cash, or equity (such as warrants). These costs are amortized to interest expense through the maturity of the debt. If a conversion of the underlying debt occurs prior to maturity a proportionate share of the unamortized amounts is immediately expensed.

Fair value of the embedded derivatives in the convertible promissory notes

The convertible promissory notes consisted of a liability component (“financial liability”) and an embedded derivative conversion feature (“derivative liability”). The net proceeds of these convertible promissory notes were first allocated to the fair value of the derivative liability. Subsequent changes in fair value of the derivative liability were recorded in other income.

The Company measures the fair value of the embedded derivative by reference to the fair value on the issuance date and maturity date of the convertible promissory notes and revalues them at each reporting date. In determining the fair value of the embedded derivatives, the Company used the Black-Scholes option pricing model with the following assumptions: average volatility rate; market price at the reporting date; risk-free interest rate; and the remaining life of the embedded derivatives. The inputs used in the Black-Scholes model are taken from observable markets. Changes to assumptions used can affect the amounts recognized in the consolidated financial statements.

Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, accounts receivable and advances to suppliers. As of March 31, 2023 and September 30 2022, $69,332,191 and $76,308,051 of the Company’s cash is maintained in banks within the People’s Republic of China of which deposits of RMB0.5 million (equivalent to $72,806) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Leases

The Company adopted ASU 2016-02, Leases on October 1, 2019 and used the alternative transition approach which permits the effects of adoption to be applied at the effective date. The new standard provides a number of optional practical expedients in transition. The Company elected the “package of practical expedients”, which permits the Company not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Company also elected the short-term lease exemption and combining the lease and non-lease components practical expedients. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space operating leases.

Foreign currency translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan Renminbi (“RMB”), the currency of PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The unaudited condensed consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of March 31, 2023 and September 30, 2022 were RMB1 for $0.1456 and $0.1406, respectively. The average exchange rates for the six months ended March 31, 2023 and 2022 were RMB1 for $0.1434 and $0.1573, respectively.

Shipping and handling expenses

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were $37,053 and $105,918 for the six months ended March 31, 2023 and 2022, respectively, which included selling and distribution expenses in the accompanying unaudited condensed statements of operations.

Value added tax

The Company is generally subject to the value added tax (“VAT”) for selling merchandise, except for FLS Mushroom. Before May 1, 2018, the applicable VAT rate was 13% or 17% (depending on the type of goods involved) for products sold in PRC. After May 1, 2018, the Company is subject to a tax rate of 12% or 16%, and after April 1, 2019, the tax rate was further reduced to 9% or 13% based on the new Chinese tax law. Pursuant to approval issued by the State Administration of Taxation, Nongyuan Network’s and Nongmi East’s major operation can be classified as agriculture products and its revenue is exempt from VAT. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax authorities have the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Income taxes

The Company is subject to the income tax laws of the PRC and a subsidiary in Canada is subject to income tax laws of Canada. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or not be deductible in the future.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of March 31, 2023 and September 30, 2022. As of March 31, 2023, the tax years ended December 31, 2015 through December 31, 2022 for the Company’s PRC subsidiary remain open for statutory examination by PRC tax authorities.

Statement of Cash Flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and uncertainties

The operations of the Company are located in PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and a substantial part of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

The Company’s operating entities in PRC do not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company plans to adopt this guidance effective October 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its unaudited condensed consolidated financial statements but does not expect this guidance will have a material impact on its unaudited condensed consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing major separation models and removing certain settlement condition qualifiers for the derivatives scope exception for contracts in an entity’s own equity, and simplify the related diluted net income per share calculation for both Subtopics. ASU 2020-06 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, for smaller reporting companies, as defined by the SEC. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this ASU on its unaudited condensed consolidated financial statements and disclosures.